CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Total current assets	$ 69,445,000	$ 77,659,000
Total assets	76,148,000	85,011,000
Current liabilities:
Accounts payable	2,120,000	470,000
Total current liabilities	4,525,000	3,018,000
Total liabilities	4,525,000	6,314,000
Commitments and contingencies
Redeemable convertible preferred stock	108,418,000	108,418,000
Stockholders’ deficit:
Common stock, $0.0001 par value, 27,196,999 and 19,189,462 shares authorized as of December 31, 2020 and 2019, respectively; 9,114,904 and 9,077,062 shares issued and outstanding as of December 31, 2020 and 2019, respectively	1,000	1,000
Additional paid-in capital	1,936,000	600,000
Accumulated deficit	(38,734,000)	(30,325,000)
Total stockholders’ deficit	(36,795,000)	(29,721,000)
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit	76,148,000	85,011,000
Arya Sciences Acquisition Corp III
Current assets:
Cash	682,010	1,001,032
Prepaid Expense, Current	253,630	303,759
Total current assets	935,640	1,304,791
Investments held in Trust Account	149,563,934	149,552,952
Total assets	150,499,574	150,857,743
Current liabilities:
Accounts payable	116,827	0
Accrued expenses	1,652,522	388,507
Due to related party	30,000	0
Total current liabilities	1,799,349	388,507
Deferred underwriting commissions	5,232,500	5,232,500
Total liabilities	7,031,849	5,621,007
Redeemable convertible preferred stock	138,467,720	140,236,730
Stockholders’ deficit:
Preferred Stock, Value, Issued	0	0
Additional paid-in capital	7,291,565	5,522,572
Accumulated deficit	(2,292,094)	(523,083)
Total stockholders’ deficit	5,000,005	5,000,006
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit	150,499,574	150,857,743
Common Class A [Member] | Arya Sciences Acquisition Corp III
Stockholders’ deficit:
Common stock, $0.0001 par value, 27,196,999 and 19,189,462 shares authorized as of December 31, 2020 and 2019, respectively; 9,114,904 and 9,077,062 shares issued and outstanding as of December 31, 2020 and 2019, respectively	160	143
Common Class B [Member] | Arya Sciences Acquisition Corp III
Stockholders’ deficit:
Common stock, $0.0001 par value, 27,196,999 and 19,189,462 shares authorized as of December 31, 2020 and 2019, respectively; 9,114,904 and 9,077,062 shares issued and outstanding as of December 31, 2020 and 2019, respectively	$ 374	$ 374